General and administrative expenses (Tables)	6 Months Ended
Mar. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

General and administrative expenses consist primarily of the following expenses:

	For the Six Month Ended March 31, 2025	For the Six Months March 31, 2024
Bank charges	$7,885	$12,011
Depreciation expenses	200,569	226,704
Insurance	58,835	50,270
Office expenses	517,659	264,299
Professional	557,756	641,513
Rental expenses	616,730	390,447
Repairs and maintenance	27,750	27,461
Salary and benefits	764,209	1,118,589
Management service fee	1,200,000	1,718,767
Stock-based compensation	382,815	1,212,998
Sundry	74,318	76,489
Tax and licenses	72,470	96,702
Vehicle expenses	28,897	35,807
Bad debt (recovery)	-	(21,130)
Total	4,509,893	5,850,927